Related Party Balances and Transactions - Cost of manufacturing consignment (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Related party | Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Balances and Transactions
Cost of manufacturing consignment	¥ 89,286